Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2015
Accounting Policies [Line Items]
Public Utility Property, Plant, and Equipment
At September 30, 2015 and 2014, 91.2% and 93.6%, respectively, of WGL’s consolidated original cost of property, plant and equipment was related to the regulated utility segment as shown below.

Property, Plant and Equipment at Original Cost
($ In millions)
September 30,	2015		2014
Regulated utility segment
Distribution, transmission and storage	$3,927.2	78.5%	$3,635.3	79.3%
General, miscellaneous and intangibles	424.8	8.5	448.3	9.8
Construction work in progress (CWIP)	210.4	4.2	203.9	4.5
Total regulated utility segment	4,562.4	91.2	4,287.5	93.6
Unregulated segments	441.5	8.8	295.3	6.4
Total	$5,003.9	100.0%	$4,582.8	100.0%

Storage gas inventory adjustments
The following table shows the lower-of-cost or market adjustments recorded to net income for the years ended September 30, 2015, 2014 and 2013.

Lower-of-Cost or Market Adjustments Pre-Tax Increase (Decrease) to Net Income
(In millions)
September 30,	2015	2014	2013
WGL(a)
Operating revenues - non-utility	$(21.5)	$(3.0)	$(10.1)
Washington Gas
Utility cost of gas	$(1.3)	$(0.2)	$—
Total Consolidated	$(22.8)	$(3.2)	$(10.1)
(a) WGL includes WGL Holdings and all subsidiaries other than Washington Gas.

Schedule of Change in Asset Retirement Obligation

WGL Holdings, Inc.
Changes in Asset Retirement Obligations
(In millions)
September 30,	2015	2014
Asset retirement obligations at beginning of year	$181.2	$104.0
Liabilities incurred in the period	8.4	4.9
Liabilities settled in the period(a)	(14.6)	(5.2)
Accretion expense	7.8	4.4
Revisions in estimated cash flows(b)	24.9	73.1
Asset retirement obligations at the end of the year(c)	$207.7	$181.2

Schedule of New Accounting Pronouncements and Changes in Accounting Principles

ACCOUNTING STANDARDS ADOPTED IN FISCAL YEAR 2015
Standard	Description	Date of adoption	Effect on the financial statements or other significant matters
ASU 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (Topic 740)
The standard requires an unrecognized tax benefit, or a portion of an unrecognized tax benefit to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar loss, or a tax credit carryforward.

		October 1, 2014	As a result of the implementation of this standard, we reduced our deferred tax assets by a portion of our unrecognized tax benefits.
ASU 2015-13, Derivatives and Hedging (Topic 815)- Application of the Normal Purchases and Normal Sales Scope Exception to Certain Electricity Contracts within Nodal Energy Markets (a consensus of the FASB Emerging Issues Task Force)

The standard requires that a forward purchase or sale of electricity in which electricity must be physically delivered through a nodal energy market operated by an independent system operator, and in which an entity incurs transmission costs on the basis of locational marginal pricing charges, would meet the physical delivery requirement under the NPNS scope exception.
		August 10, 2015	The adoption of this standard did not have a material effect on our financial statements.

Schedule Of New Accounting Pronouncements Not Yet Adopted

OTHER NEWLY ISSUED ACCOUNTING STANDARDS
Standard	Description	Date of adoption	Effect on the financial statements or other significant matters
ASU 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Cost
The standard requires an entity to present debt issuance costs in the balance sheet as a direct deduction of the debt liability in a manner consistent with its accounting treatment of debt discounts. The standard permits prospective or retrospective application. WGL will apply the standard retrospectively.
		October 1, 2016	We are in the process of evaluating the impact the adoption of this standard will have on our financial statements.
ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis
The standard changes the analysis to be performed in determining whether certain types of legal entities should be consolidated, specifically the analysis of limited partnerships and similar entities, fee arrangements and related party relationships. The standard permits prospective or retrospective application for different parts.
		October 1, 2016	We are in the process of evaluating the impact the adoption of this standard will have on our financial statements.
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The standard establishes a comprehensive revenue recognition model clarifying the method used to determine the timing and requirements for revenue recognition from contracts with customers. The disclosure requirements under the new standard will enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The standard permits retrospective application.
		October 1, 2019	We are in the process of evaluating the impact the adoption of this standard will have on our financial statements.

Also refer to Note 9--Income Taxes, which was issued and implemented, retrospectively, in the first quarter of fiscal year 2016.

Washington Gas Light Company
Accounting Policies [Line Items]
Schedule of Change in Asset Retirement Obligation

Washington Gas Light Company
Changes in Asset Retirement Obligations
(In millions)
September 30,	2015	2014
Asset retirement obligations at beginning of year	$179.8	$102.7
Liabilities incurred in the period	8.1	4.9
Liabilities settled in the period(a)	(14.6)	(5.2)
Accretion expense	7.7	4.3
Revisions in estimated cash flows(b)	24.9	73.1
Asset retirement obligations at the end of the year(c)	$205.9	$179.8
(a) Includes asset retirement obligations of $1.6 million related to the Springfield Operations Center that were reclassified to "Current Liabilities - Liabilities held for sale".
(b) WGL revised its assumptions regarding the timing and amounts related to its obligation to cut, cap and purge pipeline. The revision is primarily driven by our accelerated pipeline replacement programs.
(c) Includes short-term asset retirement obligations of $7.0 million and $6.0 million for fiscal year 2015 and 2014, respectively.